CONSOLIDATED STATEMENTS OF INCOME - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Sales revenues
Total sales revenues	¥ 27,214,594	¥ 29,866,547
Costs and expenses
Selling, general and administrative	2,634,625	2,981,965
Total costs and expenses	25,016,845	27,467,315
Operating income	2,197,748	2,399,232
Share of profit (loss) of investments accounted for using the equity method	351,029	310,247
Other finance income	435,229	305,846
Other finance costs	(47,537)	(47,155)
Foreign exchange gain (loss), net	15,142	(94,619)
Other income (loss), net	(19,257)	(80,607)
Income before income taxes	2,932,354	2,792,942
Income tax expense	649,976	681,817
Net income	2,282,378	2,111,125
Net income attributable to
Toyota Motor Corporation	2,245,261	2,036,140
Non-controlling interests	37,118	74,985
Net income	¥ 2,282,378	¥ 2,111,125
Earnings per share attributable to Toyota Motor Corporation
Basic	¥ 803.23	¥ 727.47
Diluted	¥ 794.67	¥ 720.10
Sales of products [Member]
Sales revenues
Total sales revenues	¥ 25,077,398	¥ 27,693,693
Costs and expenses
Cost of goods and services sold	21,199,890	23,103,596
Financial services [Member]
Sales revenues
Total sales revenues	2,137,195	2,172,854
Costs and expenses
Cost of goods and services sold	¥ 1,182,330	¥ 1,381,755